Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Cumulative tax losses	$ 264,751	$ 186,832
Others	15,254	12,269
Total deferred tax assets	280,005	199,101
Less: Valuation allowance	(264,639)	(189,700)	$ (122,378)	$ (69,399)
Deferred tax assets	15,366	9,401
Deferred tax liabilities
Undistributed earnings from PRC entities	2,686	2,720
Others	24	45
Deferred tax liabilities	$ 2,710	$ 2,765